Revenues (Tables)	6 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
Schedule of deferred revenue

Balance, beginning of the period	$366
Reclassification to revenue as a result of satisfying performance obligation	(266)
100

New performance obligations	994
Balance, end of the period	1,094
Less: long-term portion of deferred revenue	(206)

Current portion, end of the period	$888